Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Revenue recognized	$ 5,000	$ 56,000	$ 93,000